Rotable spare parts, furniture and equipment, net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property plant and equipment	$ 1,070,070	$ 804,610	$ 478,771
Additions	585,108	482,081
Disposals and transfers	(164,298)	(47,412)
Borrowing costs, net	19,916	18,571
Depreciation	(175,266)	(127,401)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	1,656,876	1,216,403
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(586,806)	(411,793)
Aircraft [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	319,080	135,039	52,167
Additions	207,075	93,868
Disposals and transfers	(367)	(675)
Depreciation	(22,667)	(10,321)
Aircraft [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	408,830	202,355
Aircraft [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(89,750)	(67,316)
Constructions And Improvements [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	1,315	1,492	746
Additions		8
Other movements	352	1,231
Depreciation	(529)	(493)
Constructions And Improvements [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	9,154	8,802
Constructions And Improvements [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(7,839)	(7,310)
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	56	85	112
Additions	2	6
Other movements	8	43
Depreciation	(39)	(76)
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	1,186	1,193
Computer equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(1,130)	(1,108)
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	1,193	1,331	1,094
Additions	7	58
Other movements	130	432
Depreciation	(275)	(253)
Office equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	3,621	3,487
Office equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(2,428)	(2,156)
Power generating assets [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	372	185	235
Additions	251
Depreciation	(64)	(50)
Power generating assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	781	530
Power generating assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(409)	(345)
Workshop Tools [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	101	182	9
Additions		6
Other movements		224
Depreciation	(81)	(57)
Workshop Tools [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	660	660
Workshop Tools [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(559)	(478)
Motorized Transport Equipment Platform [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	919	139	250
Additions	985	1
Other movements	1	48
Depreciation	(206)	(160)
Motorized Transport Equipment Platform [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	1,600	614
Motorized Transport Equipment Platform [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(681)	(475)
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	309	255	185
Additions		6
Disposals and transfers		(1)
Other movements	100	111
Depreciation	(46)	(46)
Communication and network equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	798	698
Communication and network equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(489)	(443)
Machinery [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	1,849	1,036	642
Additions	964	166
Other movements	49	361
Depreciation	(200)	(133)
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	2,671	1,658
Machinery [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(822)	(622)
Service Carts On Board [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	76	126	84
Other movements		90
Depreciation	(50)	(48)
Service Carts On Board [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	542	542
Service Carts On Board [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	(466)	(416)
Pre Delivery Payments [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	484,590	389,380	185,455
Additions	235,287	230,439
Disposals and transfers	(159,993)	(45,085)
Borrowing costs, net	19,916	18,571
Pre Delivery Payments [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	484,590	389,380
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	14,242	27,135	31,900
Additions	11,183	17,693
Disposals and transfers	(3,938)	(1,529)
Other movements	(20,138)	(20,929)
Construction in progress [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	14,242	27,135
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	245,968	248,225	$ 205,892
Additions	129,354	139,830
Disposals and transfers		(122)
Other movements	19,498	18,389
Depreciation	(151,109)	(115,764)
Leasehold improvements [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	728,201	579,349
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	$ (482,233)	$ (331,124)